WARRANTS (Details 2) - USD ($)	3 Months Ended				9 Months Ended			12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Class of Warrant or Right, Outstanding	17,638,243	17,900,288	18,049,075	10,823,450	17,638,243	18,049,075		17,900,288	18,049,075	10,823,450
Derivative Liability, Fair Value, Gross Liability	$ 2,582,040	$ 5,135,990	$ 6,067,869	$ 8,382,648	$ 2,582,040	$ 6,067,869		$ 5,135,990	$ 6,067,869	$ 8,382,648
Fair value of warrants exercised		(60,966)
Change in fair value of warrant derivative liability	(771,341)	(870,913)	(2,457,778)	6,387,473	(2,510,388)	(6,871,597)	$ 0	(7,742,555)	(484,124)	6,387,473
Derivative Liability	$ 2,582,040	$ 5,135,990	$ 6,067,869	$ 8,382,648	$ 2,582,040	$ 6,067,869	$ 0	$ 5,135,990	$ 6,067,869	$ 8,382,648
Warrants Issued In February 26, 2015 Financing [Member]
Class of Warrant or Right, Outstanding				8,509,325						8,509,325
Derivative Liability, Fair Value, Gross Liability				$ 550,374						$ 550,374
Warrants Issued In March 27, 2015 Financing [Member]
Class of Warrant or Right, Outstanding				1,333,750						1,333,750
Derivative Liability, Fair Value, Gross Liability				$ 1,036,325						$ 1,036,325
Warrants Issued In March 31, 2015 Financing [Member]
Class of Warrant or Right, Outstanding				980,375						980,375
Derivative Liability, Fair Value, Gross Liability				$ 759,290						$ 759,290
Warrants Issued In April 21, 2015 Financing [Member]
Class of Warrant or Right, Outstanding			3,426,500			3,426,500			3,426,500
Derivative Liability, Fair Value, Gross Liability			$ 2,588,722			$ 2,588,722			$ 2,588,722
Warrants Issued In May 27, 2015 Financing [Member]
Class of Warrant or Right, Outstanding			1,560,625			1,560,625			1,560,625
Derivative Liability, Fair Value, Gross Liability			$ 1,025,173			$ 1,025,173			$ 1,025,173
Warrants Issued In June 30, 2015 Financing [Member]
Class of Warrant or Right, Outstanding			2,238,500			2,238,500			2,238,500
Derivative Liability, Fair Value, Gross Liability			$ 1,490,969			$ 1,490,969			$ 1,490,969